(Loss) Earnings Per Share - Schedule of Ordinary Shares Equivalents Were Excluded from the Computation to Eliminate Any Antidilutive Effect (Details) - shares		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Warrant [Member]
Schedule of Ordinary Shares Equivalents Were Excluded from the Computation to Eliminate any Antidilutive Effect [Line Items]
Ordinary shares equivalents were excluded from the computation to eliminate any antidilutive effect	[1]	16,500,000	16,500,000
Ordinary shares Placed in Escrow [Member]
Schedule of Ordinary Shares Equivalents Were Excluded from the Computation to Eliminate any Antidilutive Effect [Line Items]
Ordinary shares equivalents were excluded from the computation to eliminate any antidilutive effect	[2]	2,126,729	4,328,394
Senior Unsecured Notes [Member]
Schedule of Ordinary Shares Equivalents Were Excluded from the Computation to Eliminate any Antidilutive Effect [Line Items]
Ordinary shares equivalents were excluded from the computation to eliminate any antidilutive effect		2,758,823

[1]	For the years ended March 31, 2026, 2025 and 2024, the Company had the 16,500,000, 16,500,000, and 0 warrants, respectively, outstanding which were not included in the calculation of diluted net (income) loss per ordinary share because inclusion thereof would be anti-dilutive
[2]	For the years March 31, 2026, 2025 and 2024, the Company had 2,126,729, 4,328,394, and 0 ordinary shares, respectively, held in escrow. The Company has determined that these shares are non-participating securities in accordance with ASC 260, as they are not entitled to dividends or other rights until certain milestones are met. As such, these shares are excluded from the calculation of basic and diluted (loss) earnings per share for the respective periods.